JPMORGAN TRUST I

JPMorgan Diversified Real Return Fund

Summary Prospectus, Prospectus and Statement of Additional Information dated July 29, 2016, as supplemented

J.P. Morgan International Equity Funds

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Income Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Unconstrained Equity Fund

Summary Prospectuses, Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented

JPMorgan International Value Fund

Summary Prospectuses, Prospectus and Statement of Additional Information dated September 1, 2016

J.P. Morgan Specialty Funds

Security Capital U.S. Core Real Estate Securities Fund

Summary Prospectus, Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented

J.P. Morgan Income Funds

JPMorgan Emerging Markets Local Currency Debt Fund

Summary Prospectus, Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented

JPMorgan Emerging Markets Debt Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Summary Prospectuses, Prospectus and Statement of Additional Information dated July 1, 2016

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Income Fund

Summary Prospectus, Prospectus and Statement of Additional Information dated July 1, 2016

JPMorgan SmartAllocation Equity Fund

Summary Prospectus, Prospectus and Statement of Additional Information dated November 1, 2015, as supplemented

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement Blend Income Fund

JPMorgan SmartRetirement Blend 2015 Fund

JPMorgan SmartRetirement Blend 2020 Fund

JPMorgan SmartRetirement Blend 2025 Fund

JPMorgan SmartRetirement Blend 2030 Fund

JPMorgan SmartRetirement Blend 2035 Fund

JPMorgan SmartRetirement Blend 2040 Fund

JPMorgan SmartRetirement Blend 2045 Fund

JPMorgan SmartRetirement Blend 2050 Fund

JPMorgan SmartRetirement Blend 2055 Fund

Summary Prospectuses, Prospectus and Statement of Additional Information dated November 1, 2015, as supplemented

JPMorgan SmartRetirement Blend 2060 Fund

Summary Prospectus, Prospectus and Statement of Additional Information dated August 31, 2016

J.P. Morgan U.S. Equity Funds

JPMorgan Opportunistic Equity Long/Short Fund

Summary Prospectus, Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented

JPMorgan Dynamic Growth Fund

JPMorgan Growth and Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

Summary Prospectuses, Prospectuses and Statement of Additional Information dated November 1, 2015, as supplemented

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Summary Prospectuses, Prospectus and Statement of Additional Information dated September 1, 2016

SUP-CLASSR5-916

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan High Yield Fund

Summary Prospectuses, Prospectus and Statement of Additional Information dated July 1, 2016

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Value Fund

Summary Prospectuses, Prospectus and Statement of Additional Information dated November 1, 2015, as supplemented

JPMorgan Small Cap Growth Fund

Summary Prospectus, Prospectus and Statement of Additional Information dated September 1, 2016

JPMORGAN TRUST III

J.P. Morgan Alternative Funds

JPMorgan Multi-Manager Alternatives Fund

Summary Prospectus, Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Summary Prospectus, Prospectus and Statement of Additional Information dated September 1, 2016

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S Equity Funds

JPMorgan Growth Advantage Fund

Summary Prospectus, Prospectus and Statement of Additional Information dated November 1, 2015, as supplemented

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Summary Prospectus, Prospectus and Statement of Additional Information dated December 29, 2015, as supplemented

(Class R5 Shares)

Supplement dated September 8, 2016

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information as dated above, as supplemented

Increase in Class R5 Shares Service Fee

Effective April 3, 2017, the service fee (formerly known as “shareholder service fee”) charged to Class R5 Shares will increase to 0.10% of average daily net assets. Expense limitation agreements in effect on April 3, 2017, will not change as a result of the change to the Class R5 service fee.

THIS SUPPLEMENT SHOULD BE RETAINED WITH

YOUR SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.